Costs of services and general and administrative costs - Summary of Operating Costs (Parenthetical) (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Analysis of income and expense [abstract]
Other pass-through costs	£ 301.3	£ 350.0	£ 731.4